Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis
The Company’s financial assets and liabilities measured at fair value on a recurring basis and the level of inputs used for such measurements were as follows (in thousands):

	Fair Value (in thousands) Measured as of December 31, 2021 Using:
	Adjusted Cost	Unrealized losses	Fair Value	Cash and Cash Equivalent	Marketable Securities
Assets
Level 1
Money market funds	$4,863	$—	$4,863	$4,863	$—
Level 2
Asset-backed securities	$26,491	$(68)	$26,423	$—	$26,423
Corporate bonds	48,643	(150)	48,493	—	48,493
Commercial paper	45,145	—	45,145	—	45,145
U.S. Government securities	29,936	(173)	29,763	—	29,763

Total financial assets	$155,078	$(391)	$154,687	$4,863	$149,824

Liabilities
Level 2
Private placement warrant liability	$—	$—	$155	$—	$—

Total financial liabilities	$—	$—	$155	$—	$—

Liabilities
Level 3
Common stock and series A preferred stock warrant liability	$—	$—	$93	$—	$—
Embedded derivative liability	—	—	17	—	—

Total financial liabilities	$—	$—	$110	$—	$—

Summary of the Changes in Fair Value of Level 3 Financial Instruments
The following table presents a summary of the changes in fair value of the Company’s Level 3 financial instruments for the year ended December 31, 2021 (in thousands):

	Embedded Derivative	Common Stock and Series A Preferred Stock Warrant Liability	Total
Balance at December 31, 2020	$17	$93	$110
(Gain) loss in fair value included in other income (expense, net)	(17)	(93)	(110)

Balance at December 31, 2021	$—	$—	$—

	Embedded Derivative	Common Stock and Series A Preferred Stock Warrant Liability	Total
Balance at December 31, 2019	$—	$—	$—
Initial fair value of embedded derivative	1,520	—	1,520
(Gain)/loss in fair value included in other income (expense, net)	(1,503)	93	(1,410)

Balance at December 31, 2020	$17	$93	$110

Key Inputs into the Black-Sholes Option Pricing Model
The key inputs into the Black-Scholes option-pricing model for the common stock and series A preferred stock warrant liability valued at December 31, 2020 are as follows:

December 31, 2020
Expected term (years)	5.8
Expected volatility	45.6%
Risk-free interest rate	0.4%
Dividend yield	—%
Exercise price	$15.03